Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total accounts payable and accrued expenses		$ 11,440	$ 6,562
Accounting and legal fees		10,250	5,931
Research and development		544	394
Other		646	$ 237
Ocean Biomedical Inc [Member]
Statement [Line Items]
Accounting and legal fees	$ 13,207	10,250
Research and development	545	544
Other	1,686	646
Total accounts payable and accrued expenses	$ 15,438	$ 11,440